Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
PAY VERSUS PERFORMANCE
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive “compensation actually paid” and certain financial performance of the Company. The Compensation Committee does not in practice use “compensation actually paid” as the basis for making compensation decisions. For further information concerning our compensation philosophy and how we align executive compensation with our performance, see “Compensation Discussion and Analysis.” The below disclosure is provided only to comply with applicable SEC rules.
Pay Versus Performance Table and Related Disclosure
The following table sets forth information regarding compensation for our principal executive officer and average compensation related to our other named executive officers versus our Company performance for the past three years.
					Value of Initial Fixed $100 Investment Based On:
Year(1)	Summary Compensation Table Total for CEO ($)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Other NEOs ($)	Average Compensation Actually Paid to Other NEOs ($)(2)	Total Shareholder Return ($)(3)	Peer Group Total Shareholder Return ($)(3)	Net Loss ($)	Annual Recurring Revenues ($)(4)
2022	9,618,354	(8,866,124)	4,728,473	(2,636,006)	92.42	132.79	(124,518)	465,100
2021	10,372,443	12,724,377	5,273,748	6,100,570	188.32	206.76	(116,861)	387,100
2020	6,201,417	29,985,683	4,751,691	14,611,961	210.54	149.98	(94,010)	287,300
(1)	The CEO and other NEOs included in the above compensation columns reflect the following:
Year	CEO	Other NEOs
2022	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2021	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Gilad Raz
2020	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Gilad Raz
(2)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v):
	2022		2021		2020
	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	9,618,354	4,728,473	10,372,443	5,273,748	6,201,417	4,751,691
Fair value of equity awards reported in Summary Compensation Table	(8,787,553)	(4,142,296)	(9,250,316)	(4,714,847)	(5,290,849)	(4,252,855)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	3,576,325	1,927,757	12,490,656	5,832,637	14,069,193	7,587,632
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(11,936,142)	(4,408,373)	(2,779,713)	(1,230,120)	14,760,197	6,277,530
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(1,337,108)	(741,566)	1,891,307	939,152	245,726	247,963
Compensation Actually Paid	(8,866,124)	(2,636,006)	12,724,377	6,100,570	29,985,683	14,611,961
(3)
Peer Group TSR reflects the Company’s peer group (NASDAQ Computer Index) used for purposes of Item 201(e)(ii) of Regulation S-K in our latest Annual Report on Form 10-K filed with the SEC. Each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2019.

(4)
We chose annual recurring revenues as our company selected measure because it is the key variable component of our executive compensation program. Annual recurring revenues is a key performance indicator defined as the annualized value of active term-based subscription license contracts, maintenance contracts and SaaS contracts in effect at the end of that period. Subscription license contracts, maintenance contracts and SaaS contracts are annualized by dividing the total contract value by the number of days in the term and multiplying the result by 365. The annualized value of contracts is a legal and contractual determination made by assessing the contractual terms with our customers. The annualized value of maintenance contracts is not determined by reference to historical revenues, deferred revenues or any other GAAP financial measure over any period. Annual recurring revenues is not a forecast of future revenues and can be impacted by contract start and end dates and renewal rates.

Company Selected Measure Name	Annual Recurring Revenues
Named Executive Officers, Footnote [Text Block]
(1)	The CEO and other NEOs included in the above compensation columns reflect the following:
Year	CEO	Other NEOs
2022	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Dov Gottlieb
2021	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Gilad Raz
2020	Yakov Faitelson	Guy Melamed, David Bass, James O’Boyle, Gilad Raz

Peer Group Issuers, Footnote [Text Block]
(3)
Peer Group TSR reflects the Company’s peer group (NASDAQ Computer Index) used for purposes of Item 201(e)(ii) of Regulation S-K in our latest Annual Report on Form 10-K filed with the SEC. Each year reflects what the cumulative value of $100 would be as of the end of the applicable fiscal year, including the reinvestment of dividends, if such amount were first invested on December 31, 2019.

PEO Total Compensation Amount	$ 9,618,354	$ 10,372,443	$ 6,201,417
PEO Actually Paid Compensation Amount	$ (8,866,124)	12,724,377	29,985,683
Adjustment To PEO Compensation, Footnote [Text Block]
(2)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v):
	2022		2021		2020
	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	9,618,354	4,728,473	10,372,443	5,273,748	6,201,417	4,751,691
Fair value of equity awards reported in Summary Compensation Table	(8,787,553)	(4,142,296)	(9,250,316)	(4,714,847)	(5,290,849)	(4,252,855)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	3,576,325	1,927,757	12,490,656	5,832,637	14,069,193	7,587,632
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(11,936,142)	(4,408,373)	(2,779,713)	(1,230,120)	14,760,197	6,277,530
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(1,337,108)	(741,566)	1,891,307	939,152	245,726	247,963
Compensation Actually Paid	(8,866,124)	(2,636,006)	12,724,377	6,100,570	29,985,683	14,611,961

Non-PEO NEO Average Total Compensation Amount	$ 4,728,473	5,273,748	4,751,691
Non-PEO NEO Average Compensation Actually Paid Amount	$ (2,636,006)	6,100,570	14,611,961
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]
(2)	The following table details the amounts deducted and added to the Summary Compensation Table figure to calculate compensation actually paid in accordance with Item 402(v):
	2022		2021		2020
	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)	CEO ($)	Average of Other NEOs ($)
Total Compensation as reported on Summary Compensation Table	9,618,354	4,728,473	10,372,443	5,273,748	6,201,417	4,751,691
Fair value of equity awards reported in Summary Compensation Table	(8,787,553)	(4,142,296)	(9,250,316)	(4,714,847)	(5,290,849)	(4,252,855)
Fair value of equity compensation granted in current year and unvested at year-end – value at year-end	3,576,325	1,927,757	12,490,656	5,832,637	14,069,193	7,587,632
Change in fair value from end of prior fiscal to end of current fiscal year for awards made in prior fiscal years that were unvested at end of current fiscal year	(11,936,142)	(4,408,373)	(2,779,713)	(1,230,120)	14,760,197	6,277,530
Change in fair value from end of prior fiscal year to vesting date for awards made in prior fiscal years that vested during current fiscal year	(1,337,108)	(741,566)	1,891,307	939,152	245,726	247,963
Compensation Actually Paid	(8,866,124)	(2,636,006)	12,724,377	6,100,570	29,985,683	14,611,961

Compensation Actually Paid vs. Total Shareholder Return [Text Block]	The following graphs address the relationship between “compensation actually paid” (“CAP”) as described in the Pay Versus Performance Table and the Company performance measures in the table.
Compensation Actually Paid vs. Net Income [Text Block]	The following graphs address the relationship between “compensation actually paid” (“CAP”) as described in the Pay Versus Performance Table and the Company performance measures in the table.
Compensation Actually Paid vs. Company Selected Measure [Text Block]	The following graphs address the relationship between “compensation actually paid” (“CAP”) as described in the Pay Versus Performance Table and the Company performance measures in the table.
Total Shareholder Return Vs Peer Group [Text Block]	The following graphs address the relationship between “compensation actually paid” (“CAP”) as described in the Pay Versus Performance Table and the Company performance measures in the table.
Tabular List [Table Text Block]
Financial Performance Measures
As described in detail in the “Compensation Discussion and Analysis,” the Company’s executive compensation program consists of several compensation elements reflecting the Company’s pay-for-performance philosophy, including equity compensation which is directly tied to the returns experienced by our shareholders.
The most important financial performance measures used to link compensation actually paid to the Company’s named executive officers with the Company’s performance for 2022 are as follows:
•	Annual recurring revenues
•	Revenues
•	Operating cash flow
•	Non-GAAP operating income (loss)

Total Shareholder Return Amount	$ 92.42	188.32	210.54
Peer Group Total Shareholder Return Amount	132.79	206.76	149.98
Net Income (Loss)	$ (124,518,000)	$ (116,861,000)	$ (94,010,000)
Company Selected Measure Amount	465,100,000	387,100,000	287,300,000
PEO Name	Yakov Faitelson	Yakov Faitelson	Yakov Faitelson
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	Annual recurring revenues
Non-GAAP Measure Description [Text Block]
(4)
We chose annual recurring revenues as our company selected measure because it is the key variable component of our executive compensation program. Annual recurring revenues is a key performance indicator defined as the annualized value of active term-based subscription license contracts, maintenance contracts and SaaS contracts in effect at the end of that period. Subscription license contracts, maintenance contracts and SaaS contracts are annualized by dividing the total contract value by the number of days in the term and multiplying the result by 365. The annualized value of contracts is a legal and contractual determination made by assessing the contractual terms with our customers. The annualized value of maintenance contracts is not determined by reference to historical revenues, deferred revenues or any other GAAP financial measure over any period. Annual recurring revenues is not a forecast of future revenues and can be impacted by contract start and end dates and renewal rates.

Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Revenues
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Operating cash flow
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Non-GAAP operating income (loss)
PEO [Member] | Fair Value of Equity Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (8,787,553)	$ (9,250,316)	$ (5,290,849)
PEO [Member] | Fair Value of Equity Compensation Granted in Current Year and Unvested at Year-End - Value at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,576,325	12,490,656	14,069,193
PEO [Member] | Change in Fair Value from End of Prior Fiscal to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(11,936,142)	(2,779,713)	14,760,197
PEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,337,108)	1,891,307	245,726
Non-PEO NEO [Member] | Fair Value of Equity Awards Reported in Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,142,296)	(4,714,847)	(4,252,855)
Non-PEO NEO [Member] | Fair Value of Equity Compensation Granted in Current Year and Unvested at Year-End - Value at Year-End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,927,757	5,832,637	7,587,632
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal to End of Current Fiscal Year for Awards Made in Prior Fiscal Years that Were Unvested at End of Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,408,373)	(1,230,120)	6,277,530
Non-PEO NEO [Member] | Change in Fair Value from End of Prior Fiscal Year to Vesting Date for Awards Made in Prior Fiscal Years that Vested During Current Fiscal Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (741,566)	$ 939,152	$ 247,963